Item 1.  Report to Shareholders.

T. Rowe Price New America Growth Portfolio
--------------------------------------------------------------------------------
Certified Financials

Financial Highlights
T. Rowe Price New America Growth Portfolio
--------------------------------------------------------------------------------
Certified Financials
(Unaudited)

                                For a share outstanding throughout each period
               -----------------------------------------------------------------
               6 Months       Year
                  Ended      Ended
                6/30/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $  12.99   $  18.12   $  20.91   $  26.18   $  24.74   $  21.35

Investment activities

  Net investment
  income (loss)   (0.02)     (0.05)     (0.04)     (0.04)     (0.07)     (0.08)

  Net realized
  and unrealized
  gain (loss)      2.24      (5.08)     (2.44)     (2.64)      3.10       3.97

  Total from
  investment
  activities       2.22      (5.13)     (2.48)     (2.68)      3.03       3.89

Distributions

  Net realized
  gain             --         --        (0.31)     (2.59)     (1.59)     (0.50)

NET ASSET VALUE

End of period  $  15.21   $  12.99   $  18.12   $  20.91   $  26.18   $  24.74
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^     17.09%    (28.31)%   (11.84)%   (10.62)%    12.75%     18.51%

Ratio of total
expenses to
average net
assets             0.85%!      0.85%      0.85%      0.85%     0.85%      0.85%

Ratio of net
investment
income (loss)
to average
net assets       (0.28)%!    (0.29)%    (0.20)%    (0.18)%   (0.30)%    (0.34)%

Portfolio
turnover rate      49.2%!      62.7%      56.4%      89.2%     42.1%      46.0%

Net assets,
end of period
(in thousands)  $ 60,247    $ 55,871   $ 90,282   $108,835  $125,974   $ 18,989


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
--------------------------------------------------------------------------------

T. Rowe Price New America Growth Portfolio
--------------------------------------------------------------------------------
Certified Financials
June 30, 2003 (Unaudited)

                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands


Common Stocks  98.8%

CONSUMER DISCRETIONARY  16.5%

Automobiles  1.3%

Harley-Davidson                                     19,300      $           769

                                                                            769


Hotels, Restaurants & Leisure  0.3%

Starbucks *                                          7,600                  186

                                                                            186


Household Durables  0.5%

Harman International                                 3,900                  309

                                                                            309


Media  7.1%

AOL Time Warner *                                   18,800                  302

Clear Channel Communications *                       4,400                  187

Echostar Communications
  Class A *                                         13,300                  460

Getty Images *                                      10,400                  430

Liberty Media, Class A *                           103,700                1,199

Scripps, Class A                                     4,300                  381

Univision Communications
  Class A *                                         14,250                  433

Viacom, Class B *                                   19,801                  865

                                                                          4,257


Multiline Retail  4.2%

Dollar General                                      27,950                  510

Family Dollar Stores                                15,900                  607

Kohl's *                                            14,700                  755

Target                                              16,900                  640

                                                                          2,512


Specialty Retail  3.1%

Home Depot                                           9,900                  328

Ross Stores                                         11,500                  492

Weight Watchers *                                   17,900                  814

Williams-Sonoma *                                    8,900                  260

                                                                          1,894

Total Consumer Discretionary                                              9,927




CONSUMER STAPLES  3.3%

Food & Staples Retailing  3.3%

Costco Wholesale *                                   7,300      $           267

Sysco                                               37,150                1,116

Wal-Mart                                            10,700                  574

Total Consumer Staples                                                    1,957


ENERGY  3.6%

Energy Equipment & Services  3.6%

Baker Hughes                                        23,225                  780

Diamond Offshore Drilling                           33,850                  710

Smith International *                               18,400                  676

Total Energy                                                              2,166


FINANCIALS  11.3%

Capital Markets  4.3%

Goldman Sachs Group                                 10,250                  858

Neuberger Berman                                     5,700                  228

Northern Trust                                      13,000                  543

State Street                                         8,800                  347

Waddell & Reed Financial
  Class A                                           24,000                  616

                                                                          2,592


Consumer Finance  0.5%

SLM Corporation                                      7,200                  282

                                                                            282

Diversified Financial Services  1.6%

Citigroup                                           23,200                  993

                                                                            993


Insurance  4.6%

AMBAC                                                8,850                  586

American International Group                        13,000                  718

Marsh & McLennan                                    17,800                  909

Travelers Property Casualty
  Class A                                           34,157                  543

                                                                          2,756


Thrifts & Mortgage Finance  0.3%

Freddie Mac                                          4,200                  213

                                                                            213

Total Financials                                                          6,836


HEALTH CARE  19.2%

Biotechnology  2.3%

Amgen *                                              7,100                  472

Cephalon *                                           7,150                  294

Gilead Sciences *                                    6,300                  350

MedImmune *                                          7,000                  255

                                                                          1,371


Health Care Equipment & Supplies  3.6%

Biomet                                               6,300                  181

Dentsply International                              27,250                1,114

Medtronic                                            8,800      $           422

Stryker                                              7,000                  486

                                                                          2,203


Health Care Providers & Services  7.6%

Anthem *                                            11,200                  864

Laboratory Corporation
  of America *                                      20,500                  618

Omnicare                                            50,900                1,720

UnitedHealth Group,                                 21,500                1,080

Wellpoint Health Networks *                          3,600                  304

                                                                          4,586


Pharmaceuticals  5.7%

Abbott Laboratories                                 15,800                  691

Allergan                                             3,200                  247

Eli Lilly                                            7,000                  483

Forest Labs *                                        6,300                  345

Pfizer                                              48,600                1,659

                                                                          3,425

Total Health Care                                                        11,585


INDUSTRIALS & BUSINESS SERVICES  9.3%

Air Freight & Logistics  2.1%

UPS, Class B                                        19,700                1,255

                                                                          1,255


Commercial Services & Supplies  4.3%

Apollo Group, Class A *                             14,700                  908

ChoicePoint *                                       45,400                1,567

Education Management *                               2,000                  107

                                                                          2,582


Industrial Conglomerates  1.0%

GE                                                  22,400                  642

                                                                            642

Machinery  0.9%

Danaher                                              7,700                  524

                                                                            524


Trading Companies & Distributors  1.0%

Fastenal                                            17,600                  597

                                                                            597

Total Industrials & Business Services                                     5,600


INFORMATION TECHNOLOGY  30.2%

Communications Equipment  3.4%

Cisco Systems *                                    101,950      $         1,702

Nokia ADR                                            8,900                  146

QUALCOMM                                             5,800                  207

                                                                          2,055


Computer & Peripherals  1.1%

Dell Computer *                                     21,900                  700

                                                                            700


Electronic Equipment & Instruments  1.7%

CDW *                                               22,100                1,012

                                                                          1,012


Internet Software & Services  1.5%

Expedia, Class A *                                   8,400                  642

InterActiveCorp *                                    6,300                  249

                                                                            891


IT Services  12.3%

Accenture, Class A *                                36,200                  655

Affiliated Computer Services
  Class A *                                         21,200                  969

BISYS Group *                                       17,700                  325

Certegy *                                           27,100                  752

Concord EFS *                                       42,350                  623

First Data                                          40,800                1,691

Fiserv *                                            37,200                1,325

SunGard Data Systems *                              42,400                1,099

                                                                          7,439


Semiconductor & Semiconductor Equipment  5.3%

Analog Devices *                                    10,800                  376

Applied Materials *                                 52,700                  836

Intersil Holding, Class A *                         16,300                  434

KLA-Tencor *                                         8,800                  409

Maxim Integrated Products                           15,100                  516

Microchip Technology                                24,500                  603

                                                                          3,174


Software  4.9%

Adobe Systems                                       11,300                  362

Mercury Interactive *                               10,350                  400

Microsoft                                           62,000                1,588

Siebel Systems *                                    15,700                  150

Symantec *                                          10,150                  445

                                                                          2,945

Total Information Technology                                             18,216

TELECOMMUNICATION SERVICES  1.6%

Wireless Telecommunication Services  1.6%

Vodafone ADR                                        48,700      $           957

Total Telecommunication Services                                            957

Total Miscellaneous Common Stocks 3.8%                                    2,264

Total Common Stocks (Cost $50,928)                                       59,508


Short-Term Investments  1.2%

Money Market Funds  1.2%

T. Rowe Price Reserve Investment
  Fund, 1.16% #                                    765,912                  766

Total Short-Term Investments
(Cost $766)                                                                 766

Total Investments in Securities

100.0% of Net Assets (Cost $51,694)                             $        60,274

Other Assets Less Liabilities                                               (27)

NET ASSETS                                                      $        60,247
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $           (77)

Undistributed net realized gain (loss)                                  (19,228)

Net unrealized gain (loss)                                                8,580

Paid-in-capital applicable to
3,962,183 shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized                                                   70,972

NET ASSETS                                                      $        60,247
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         15.21
                                                                ---------------



#    Seven-day yield
*    Non-income producing
ADR  American Depository Receipt


The accompanying notes are an integral part of these financial statements.

Statement of Operations
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T. Rowe Price New America Growth Portfolio
--------------------------------------------------------------------------------
Certified Financials
(Unaudited)
In thousands

                                                             6 Months
                                                                Ended
                                                              6/30/03
--------------------------------------------------------------------------------

Investment Income (Loss)

Income

  Dividend                                                 $      151

  Income distributions from mutual funds                            6

  Total income                                                    157

Expenses

  Investment management and administrative expense                234

  Net investment income (loss)                                    (77)

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss) on securities                       (1,757)

  Change in net unrealized gain
  or loss on securities                                        10,518

  Net realized and unrealized gain (loss)                       8,761


  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                   $    8,684
                                                           ----------


The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
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T. Rowe Price New America Growth Portfolio
--------------------------------------------------------------------------------
Certified Financials
(Unaudited)
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02
--------------------------------------------------------------------------------

  Increase (Decrease) in Net Assets

  Operations

    Net investment income (loss)           $           (77)     $          (200)

    Net realized gain (loss)                        (1,757)              (9,171)

    Change in net unrealized gain (loss)            10,518              (15,620)

    Increase (decrease) in net
    assets from operations                           8,684              (24,991)

  Capital share transactions *

    Shares sold                                      5,619               17,353

    Shares redeemed                                 (9,927)             (26,773)

    Increase (decrease) in net
    assets from capital
    share transactions                              (4,308)              (9,420)

  Net Assets

  Increase (decrease) during period                  4,376              (34,411)

  Beginning of period                               55,871               90,282

  End of period                            $        60,247      $        55,871
                                          --------------------------------------

 *Share information

    Shares sold                                        414                1,204

    Shares redeemed                                   (752)              (1,886)

    Increase (decrease) in
    shares outstanding                                (338)                (682)



The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
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T. Rowe Price New America Growth Portfolio
--------------------------------------------------------------------------------
Certified Financials
June 30, 2003 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on March 31, 1994. The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $13,479,000 and $17,027,000, respectively, for the six months ended June 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $784,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $16,687,000 of unused capital loss carryforwards, of which $7,025,000 expire in 2009, and $9,662,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $51,694,000. Net unrealized gain aggregated $8,580,000 at period-end, of which $12,095,000 related to appreciated investments and $3,515,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.85% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2003, $68,000 was payable under the agreement.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $6,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003